Income taxes - Reconciliation of effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes
Statutory income tax rate	25.00%	25.00%	25.00%
Difference in tax rates of subsidiaries outside PRC	(11.00%)	0.00%	0.00%
Effect of permanent differences	37.00%	3.00%	(6.00%)
Research and development super deduction	(35.00%)	(18.00%)	3.00%
Non-taxable income	(26.00%)	(12.00%)	1.00%
Change in estimates for uncertain tax positions	81.00%	16.00%	(34.00%)
Others	(7.00%)	9.00%	(3.00%)
Change in valuation allowance	71.00%	(3.00%)	(4.00%)
Effect tax rate	135.00%	20.00%	(18.00%)